Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-33869
Entity Registrant Name	STAR BULK CARRIERS CORP.
Entity Central Index Key	0001386716